Lease liabilities (Tables)	9 Months Ended
May 31, 2025
Lease Liabilities
Schedule of carrying amounts of lease liabilities

Amount
As at August 31, 2024	$1,343
Additions	2,344
Accretion of lease liabilities (Note 22)	256
Lease payments	(867)
Foreign exchange	(1)
As at May 31, 2025	$3,075

Schedule of lease liabilities

	May 31, 2025	August 31, 2024
Current portion of lease liabilities	$1,169	$401
Lease liabilities	1,906	942
Balance at end of period	$3,075	$1,343

Schedule of statement of income and comprehensive income

	Three months ended May 31,		Nine months ended May 31,
	2025	2024	2025	2024
Depreciation expense for right-of-use assets (Note 7)	$228	$16	$614	$43
Accretion of lease liabilities (Note 22)	98	1	256	3
Total amount	$326	$17	$870	$46

Schedule of lease commitments

Amount
Not later than one month	$123
Later than one month and not later than three months	246
Later than three months and not later than one year	1,131
Later than one year and not later than five years	2,058
Total undiscounted lease commitments	$3,558